Operational Efficiency Programs (Details) (Restructuring plan one [Member], USD $) In Thousands, unless otherwise specified	3 Months Ended
Dec. 31, 2008
Restructuring plan one [Member]
Operational Efficiency and Cost Reduction Programs (Textuals) [Abstract]
Restructuring charges	$ 15,140